Label	Element	Value
Alger Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000092751_SupplementTextBlock	THE ALGER FUNDS II Supplement Dated December 14, 2017 to Current Prospectus, Summary Prospectus and Statement of Additional Information of Alger Emerging Markets Fund As Supplemented To Date
Risk/Return [Heading]	rr_RiskReturnHeading	Alger Emerging Markets Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Board of Trustees of the Fund has approved an amendment to the Fund’s Investment Advisory Agreement, reducing the investment advisory fee that the Fund pays to Fred Alger Management, Inc., the Fund’s investment manager (the “Manager”). Effective January 1, 2018, the Fund’s management fee will be reduced to an annual rate of 0.75% of the average daily net assets of the Fund from an annual rate of 0.90% of the average daily net assets of the Fund.

The Board of Trustees of the Fund also approved an amendment to the Fund’s fee waiver/expense reimbursement agreement, effective January 1, 2018 through February 28, 2019, whereby the Manager will contractually agree to waive its fee and/or reimburse expenses so that the Fund’s total annual operating expenses, do not exceed 1.45% for Class I Shares, 0.95% for Class Y Shares, .90% for Class Y-2 Shares, and 0.99% for Class Z Shares.

This contractual agreement can be amended at any time by agreement of the Fund and the Manager and will terminate automatically in the event of termination of the investment advisory agreement between the Manager and the Fund.  Fred Alger Management, Inc. may, during the term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2019